TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

     SUPPLEMENT NO. 6
to the February 1, 2006 Statement of Additional Information (SAI)

     SUPPLEMENT NO. 2
to the March 31, 2006 Statement of Additional Information (SAI)

dated October 3, 2006

Changes to the Board of Trustees

Effective October 1, 2006, Dr. Ahmed Zewail retired from the Board of Trustees of TIAA-CREF Institutional Mutual Funds (the “Fund”). Therefore, he should be removed from the list of trustees in the Fund’s SAIs.

Additionally, effective September 19, 2006, Mr. Forrest Berkley was appointed to the Board of Trustees of the Fund. The following information should be added to the list of trustees in the Fund’s SAIs.

Number of
Portfolios
					in Fund	Other
Name,	Position(s)	Term of Office			Complex	Directorships
Address	Held with	and Length of		Principal Occupation(s)	Overseen	Held
and Age	Fund	Time Served		During Past 5 Years	by Trustee	by Trustee

Forrest Berkley	Trustee	Indefinite Term.		Retired. Partner (1990-2006)	66	Director and former Chairman
c/o Corporate Secretary		Trustee since		and Head of Global Product		of the Investment Committee
730 Third Avenue		2006	.	Management (2003-2006), GMO		(2002-2004), Maine Community
New York, NY 10017-3206				(formerly, Grantham, Mayo, Van		Foundation; Director and member
Age: 52				Otterloo & Co.) (investment		of the Investment Committee, the
				management); and member of		Maine Coast Heritage Trust, the
				asset allocation portfolio		Gulf of Maine Research Institute
				management team, GMO		and the Boston Athenaeum; and
				(2003-2005).		Investment Committee member,
Carnegie Endowment for
International Peace.

Mr. Berkley will serve as a member of the following Board committees: the Investment Committee and the Audit and Compliance Committee.

The following should be added to the table disclosing the trustees’ equity ownership in the Fund and the TIAA-CREF family of investment companies:

Aggregate Dollar Range of
Equity Securities in All
Registered Investment
Companies Overseen by
	Dollar Range of Equity	Trustee in Family of
	Securities in Fund	Investment Companies
Name of Trustee	(as of August 31, 2006)	(as of August 31, 2006)

Forrest Berkley	None	$0-$10,000

A11282
10/06